UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Alan Leist III
Address: 114 Business Park Drive
                  Utica, NY 13502
                  United States of America

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:


[Signature] 			[City, State] 			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-____________         ________________________________________________
[Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  113

Form 13F Information Table Value Total: $240,237
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name

  ____   28-____________         ______________________________
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     1790 62777.000 SH      Sole                62777.000
Abbott Laboratories            COM              002824100     1446 28268.000 SH      Sole                28268.000
Accenture Ltd.                 COM              G1151C101     1197 22730.000 SH      Sole                22730.000
Air Products & Chemicals       COM              009158106     1267 16596.000 SH      Sole                16596.000
Anadarko Pete Corp.            COM              032511107     1618 25656.000 SH      Sole                25656.000
Apache Corp.                   COM              037411105     2874 35813.000 SH      Sole                35813.000
Apple Computer                 COM              037833100     4244 11129.000 SH      Sole                11129.000
Automatic Data Processing      COM              053015103     1764 37405.000 SH      Sole                37405.000
BHP Billiton Ltd.              COM              088606108     1626 24470.000 SH      Sole                24470.000
Baker Hughes Inc               COM              057224107     1950 42245.000 SH      Sole                42245.000
Bank of America Corp.          COM              060505104       67 10965.000 SH      Sole                10965.000
Barrick Gold                   COM              067901108     2650 56806.000 SH      Sole                56806.000
Baxter International Inc.      COM              071813109     1291 22995.000 SH      Sole                22995.000
Becton Dickinson & Co.         COM              075887109     4116 56143.000 SH      Sole                56143.000
Boeing Co.                     COM              097023105     1420 23467.000 SH      Sole                23467.000
CVS Caremark Corp.             COM              126650100      218 6500.000 SH       Sole                 6500.000
Carpenter Technology Corp.     COM              144285103      224 5000.000 SH       Sole                 5000.000
Chevron Corp.                  COM              166764100     2855 30833.000 SH      Sole                30833.000
Cisco Systems Inc.             COM              17275R102      153 9903.000 SH       Sole                 9903.000
Coach Inc.                     COM              189754104     2168 41830.000 SH      Sole                41830.000
Coca Cola Co.                  COM              191216100     1720 25452.000 SH      Sole                25452.000
Cognizant Technology Solutions COM              192446102     2667 42532.000 SH      Sole                42532.000
Colgate Palmolive Co.          COM              194162103     4635 52270.000 SH      Sole                52270.000
ConocoPhillips                 COM              20825C104     4619 72943.000 SH      Sole                72943.000
Corning Inc.                   COM              219350105      142 11468.000 SH      Sole                11468.000
Covidien PLC                   COM              G2554F113     2593 58793.000 SH      Sole                58793.000
Ctrip.com International Ltd. A COM              22943F100     1235 38404.000 SH      Sole                38404.000
Cummins Inc.                   COM              231021106     3679 45047.000 SH      Sole                45047.000
Deere & Co.                    COM              244199105     2406 37268.000 SH      Sole                37268.000
Diamond Offshore Drilling      COM              25271C102     1180 21565.000 SH      Sole                21565.000
Digital Realty Trust           COM              253868103     1197 21707.000 SH      Sole                21707.000
DuPont de Nemours              COM              263534109     1403 35100.000 SH      Sole                35100.000
EMC Corp.                      COM              268648102     1518 72335.000 SH      Sole                72335.000
Eastern Insurance Holdings, In COM              276534104      795 60467.000 SH      Sole                60467.000
Eaton Corp.                    COM              278058102     1234 34774.000 SH      Sole                34774.000
Emerson Electric Co.           COM              291011104     2003 48486.000 SH      Sole                48486.000
Exxon Mobil Corp.              COM              30231G102     4535 62440.998 SH      Sole                62440.998
Family Dollar Stores, Inc.     COM              307000109     1305 25665.000 SH      Sole                25665.000
GTX Inc.                       COM              40052B108       34 10000.000 SH      Sole                10000.000
Gap Inc.                       COM              364760108     1772 109128.000 SH     Sole               109128.000
General Electric Co.           COM              369604103      490 32175.000 SH      Sole                32175.000
HSBC Holdings PLC ADR          COM              404280406      909 23907.000 SH      Sole                23907.000
Harris Corp.                   COM              413875105     2140 62624.000 SH      Sole                62624.000
Hewlett Packard Co Com         COM              428236103     1265 56359.000 SH      Sole                56359.000
Hill-Rom Holdings, Inc.        COM              431475102     1037 34540.000 SH      Sole                34540.000
Honeywell International Inc.   COM              438516106     1403 31955.000 SH      Sole                31955.000
ITT Corporation                COM              450911201     2501 59536.000 SH      Sole                59536.000
Intel Corp.                    COM              458140100     2087 97833.000 SH      Sole                97833.000
International Business Machine COM              459200101     2716 15530.000 SH      Sole                15530.000
J M Smucker Co.                COM              832696405      916 12572.000 SH      Sole                12572.000
Johnson & Johnson              COM              478160104      626 9831.000 SH       Sole                 9831.000
Johnson Controls Inc.          COM              478366107     1745 66169.000 SH      Sole                66169.000
KeyCorp                        COM              493267108      107 18102.000 SH      Sole                18102.000
Kroger Company                 COM              501044101     1359 61884.000 SH      Sole                61884.000
Lockheed Martin Corp.          COM              539830109     1246 17159.000 SH      Sole                17159.000
M&T Bank Corp.                 COM              55261F104     3205 45858.000 SH      Sole                45858.000
Marathon Oil Corporation       COM              565849106     1860 86213.000 SH      Sole                86213.000
Mattel, Inc.                   COM              577081102     1517 58595.000 SH      Sole                58595.000
McCormick & Co. Inc.           COM              579780206     2492 53984.000 SH      Sole                53984.000
McDonalds Corp.                COM              580135101     1757 20007.000 SH      Sole                20007.000
Medco Health Solutions, Inc.   COM              58405U102     2411 51427.000 SH      Sole                51427.000
Medtronic, Inc.                COM              585055106     1031 31021.000 SH      Sole                31021.000
Microsoft Corp.                COM              594918104     3948 158607.000 SH     Sole               158607.000
Morgan Stanley                 COM              617446448     2269 167967.000 SH     Sole               167967.000
Mosaic Co.                     COM              61945C103     1708 34870.000 SH      Sole                34870.000
NextEra Energy, Inc. (Formerly COM              65339f101      986 18246.000 SH      Sole                18246.000
Nike Inc.                      COM              654106103     3105 36313.000 SH      Sole                36313.000
Norfolk Southern               COM              655844108     1276 20906.000 SH      Sole                20906.000
Northern Superior Resources In COM              665804100        4 20000.000 SH      Sole                20000.000
Novartis AG ADR                COM              66987V109      216 3875.000 SH       Sole                 3875.000
Occidental Petroleum Corp.     COM              674599105      913 12766.000 SH      Sole                12766.000
PPG Industries Inc.            COM              693506107     1365 19320.000 SH      Sole                19320.000
PPL Corporation                COM              69351T106     1665 58350.000 SH      Sole                58350.000
Pepsico Inc.                   COM              713448108     1649 26637.000 SH      Sole                26637.000
Procter & Gamble Co.           COM              742718109     4099 64878.000 SH      Sole                64878.000
QUALCOMM, Inc.                 COM              747525103     3022 62150.000 SH      Sole                62150.000
Rayonier Inc.                  COM              754907103     1163 31616.000 SH      Sole                31616.000
Raytheon Co.                   COM              755111507     1278 31275.000 SH      Sole                31275.000
SPDR KBW Bank                  COM              78464A797     3325 189561.000 SH     Sole               189561.000
Sanofi-Aventis ADR             COM              80105N105      833 25406.000 SH      Sole                25406.000
Spectra Energy                 COM              847560109     1179 48065.000 SH      Sole                48065.000
Sysco Corp                     COM              871829107     1096 42307.000 SH      Sole                42307.000
T. Rowe Price Group Inc.       COM              74144T108     3827 80103.000 SH      Sole                80103.000
Teva Pharmaceutical ADR        COM              881624209     2489 66877.000 SH      Sole                66877.000
The Bank of New York Mellon Co COM              064058100     1053 56659.000 SH      Sole                56659.000
Titan Medical Inc.             COM              88830X108       16 10000.000 SH      Sole                10000.000
Total ADR                      COM              89151E109     1654 37705.000 SH      Sole                37705.000
Tupperware Brands Corporation  COM              899896104     3843 71505.000 SH      Sole                71505.000
Unilever PLC ADR               COM              904767704     1265 40572.000 SH      Sole                40572.000
United Technologies Corp.      COM              913017109     1883 26763.000 SH      Sole                26763.000
VF Corp.                       COM              918204108     1051 8645.000 SH       Sole                 8645.000
Ventas Inc.                    COM              92276F100      929 18801.000 SH      Sole                18801.000
Verizon Communications Inc.    COM              92343V104     1448 39355.000 SH      Sole                39355.000
Visa Inc.                      COM              92826C839     2413 28155.000 SH      Sole                28155.000
Waste Management Inc.          COM              94106L109     1537 47190.000 SH      Sole                47190.000
Whirlpool Corp.                COM              963320106      946 18952.000 SH      Sole                18952.000
Yum Brands Inc.                COM              988498101     3576 72408.000 SH      Sole                72408.000
PowerShares DB Commodity Index ETF              73935S105     2590 100595.000 SH     Sole               100595.000
S&P 400 Mid-Cap Depository Rec ETF              78467Y107    11777 82864.000 SH      Sole                82864.000
S&P 500 Depository Receipt     ETF              78462F103     1417 12525.000 SH      Sole                12525.000
SPDR Gold Trust                ETF              78463V107     6574 41593.000 SH      Sole                41593.000
SPDR S&P Metals & Mining       ETF              78464A755      249 5552.000 SH       Sole                 5552.000
Vanguard Dividend Appreciation ETF              921908844     8963 183809.000 SH     Sole               183809.000
Vanguard Emerging Markets      ETF              922042858    10546 294324.000 SH     Sole               294324.000
Vanguard REIT Index            ETF              922908553     2894 56895.000 SH      Sole                56895.000
iShares MSCI EAFE Index Fund   ETF              464287465    15177 317653.000 SH     Sole               317653.000
iShares MSCI Emerging Markets  ETF              464287234      222 6320.000 SH       Sole                 6320.000
iShares Russell 1000 Growth In ETF              464287614      456 8680.000 SH       Sole                 8680.000
iShares Russell 2000 Index     ETF              464287655     5038 78347.000 SH      Sole                78347.000
Harbor International Fund                       411511306       37  747.743 SH       Sole                  747.743
Vanguard 500 Index Fund Admira                  922908710      252 2415.734 SH       Sole                 2415.734
Vanguard International Explore                  921946208      320 23999.123 SH      Sole                23999.123
Vanguard Wellington Fund - Adm                  921935201      262 5189.826 SH       Sole                 5189.826